Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	8 Months Ended	14 Months Ended	20 Months Ended
	Jan. 04, 2024 [1]	Feb. 29, 2024	Aug. 31, 2024	Feb. 28, 2025	Aug. 31, 2025
TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,835	$ 6,763	$ 5,129	$ 3,943
S&P 500® Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,858	$ 12,116	$ 12,857	$ 14,041

[1]	Inception